Nature of Operations and Going Concern (from 10Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature Of Operations And Going Concern Tables
Discontinued Operations

The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the Three Months Ended March 31,
	2013	2012
Revenues	$123,357	$811,041

Costs and expenses:
Instructional costs and services	111,021	683,895
General and administrative	31,000	-
Total costs and expenses	142,021	683,895

Income (loss) from discontinued operations, net of income taxes	$(18,664)	$127,146

The major classes of assets and liabilities of discontinued operations on the balance sheets are as follows:

	March 31, 2013	December 31, 2012
Assets
Cash and cash equivalents	$-	$67,750
Accounts receivable, net of allowance of $200,045 and $169,045, respectively	171,831	322,026
Other current assets	11,916	3,438
Net assets from discontinued operations	$183,747	$393,214
Liabilities
Accounts payable	$1,178	$1,178
Accrued expenses	123,954	185,395
Deferred revenue	-	39,857
Net liabilities from discontinued operations	$125,132	$226,430

The following table shows the results of the "Smart Home Integration Certificate" program component included in the income from discontinued operations:

	For the Year Ended
	December 31,
	2012	2011

Revenues	$2,332,283	$2,131,693

Costs and expenses:
Instructional costs and services	2,026,928	1,674,127
General and administrative	169,045	-
Total costs and expenses	2,195,973	1,674,127

Income from discontinued operations, net of income taxes	$136,310	$457,566

The major classes of assets and liabilities of discontinued operations on the balance sheets are as follows:

	December 31,
	2012	2011
Assets
Cash and cash equivalents	$67,750	$-
Accounts receivable, net of allowance of $169,045 and $0, respectively	322,026	632,135
Other current assets	3,438	-
Net assets from discontinued operations	$393,214	$632,135

Liabilities
Accounts payable	$1,178	$679,882
Accrued expenses	185,395	39,225
Deferred revenue	39,857	-
Net liabilities from discontinued operations	$226,430	$719,107